UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 2.5%
Autoliv Inc.	237,000	$25,074,600
Goodyear Tire & Rubber Co.	858,000	24,598,860

Total Auto Components		49,673,460

Distributors - 1.0%
Core-Mark Holding Co. Inc.	420,000	20,563,200

Diversified Consumer Services - 1.5%
Service Corporation International	1,043,000	28,911,960

Household Durables - 1.9%
Whirlpool Corp.	190,000	36,548,400

Leisure Products - 2.4%
Hasbro Inc.	275,000	22,338,250
Polaris Industries Inc.	241,000	23,798,750

Total Leisure Products		46,137,000

Media - 1.1%
Sinclair Broadcast Group Inc., Class A Shares	785,000	21,838,700

Specialty Retail - 6.3%
CarMax Inc.	590,000	34,373,400	*
Foot Locker Inc.	565,000	33,685,300
Ross Stores Inc.	521,000	32,213,430
Signet Jewelers Ltd.	267,000	23,471,970

Total Specialty Retail		123,744,100

Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands Inc.	1,125,000	29,992,500
Ralph Lauren Corp.	240,000	23,541,600

Total Textiles, Apparel & Luxury Goods		53,534,100

TOTAL CONSUMER DISCRETIONARY		380,950,920

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.0%
Casey’s General Stores Inc.	295,000	39,394,300

Food Products - 1.2%
Blue Buffalo Pet Products Inc.	920,000	23,625,600	*

TOTAL CONSUMER STAPLES		63,019,900

ENERGY - 6.1%
Energy Equipment & Services - 2.8%
Core Laboratories NV	295,000	34,458,950
Dril-Quip Inc.	369,000	20,084,670	*

Total Energy Equipment & Services		54,543,620

Oil, Gas & Consumable Fuels - 3.3%
Newfield Exploration Co.	767,000	33,211,100	*
Parsley Energy Inc., Class A Shares	1,100,000	31,361,000	*

Total Oil, Gas & Consumable Fuels		64,572,100

TOTAL ENERGY		119,115,720

FINANCIALS - 20.3%
Banks - 5.3%
CIT Group Inc.	599,000	20,701,440
First Republic Bank	334,000	23,937,780
Signature Bank	261,000	31,382,640	*
Western Alliance Bancorp	832,000	28,312,960	*

Total Banks		104,334,820

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 3.3%
Affiliated Managers Group Inc.	195,000	$28,622,100	*
Lazard Ltd., Class A Shares	1,025,000	36,633,500

Total Capital Markets		65,255,600

Consumer Finance - 1.7%
Synchrony Financial	1,200,000	33,456,000	*

Insurance - 3.0%
Arch Capital Group Ltd.	394,000	28,616,220	*
Axis Capital Holdings Ltd.	534,000	29,679,720

Total Insurance		58,295,940

Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities Inc.	378,000	42,449,400
Liberty Property Trust	591,000	24,455,580
Starwood Property Trust Inc.	1,960,000	42,728,000
Vornado Realty Trust	255,000	27,387,000

Total Real Estate Investment Trusts (REITs)		137,019,980

TOTAL FINANCIALS		398,362,340

HEALTH CARE - 11.1%
Biotechnology - 1.7%
BioMarin Pharmaceutical Inc.	334,000	33,206,280	*

Health Care Equipment & Supplies - 1.0%
DENTSPLY SIRONA Inc.	319,000	20,428,760

Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	387,000	32,968,530
Centene Corp.	449,000	31,676,950	*
Mednax Inc.	515,000	35,488,650	*
Universal Health Services Inc., Class B Shares	270,000	34,973,100

Total Health Care Providers & Services		135,107,230

Life Sciences Tools & Services - 1.5%
PAREXEL International Corp.	450,000	30,082,500	*

TOTAL HEALTH CARE		218,824,770

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.6%
Rockwell Collins Inc.	320,000	27,078,400
Teledyne Technologies Inc.	225,000	23,625,000	*

Total Aerospace & Defense		50,703,400

Airlines - 1.6%
Alaska Air Group Inc.	486,000	32,668,920

Electrical Equipment - 3.0%
AMETEK Inc.	611,000	28,735,330
Rockwell Automation Inc.	264,000	30,201,600

Total Electrical Equipment		58,936,930

Machinery - 3.4%
Allison Transmission Holdings Inc.	1,279,000	36,860,780
Snap-on Inc.	188,000	29,547,960

Total Machinery		66,408,740

Trading Companies & Distributors - 1.1%
Air Lease Corp.	773,000	22,270,130

TOTAL INDUSTRIALS		230,988,120

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.0%
Harris Corp.	215,000	18,623,300

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - 3.5%
CDW Corp.		777,000	$33,356,610
IPG Photonics Corp.		415,000	34,980,350	*

Total Electronic Equipment, Instruments & Components			68,336,960

IT Services - 3.3%
Alliance Data Systems Corp.		131,000	30,342,220	*
Amdocs Ltd.		596,000	34,782,560

Total IT Services			65,124,780

Semiconductors & Semiconductor Equipment - 1.5%
Xilinx Inc.		590,000	30,137,200

Software - 5.8%
Aspen Technology Inc.		789,000	33,051,210	*
Autodesk Inc.		511,000	30,378,950	*
Check Point Software Technologies Ltd.		382,000	29,368,160	*
Mentor Graphics Corp.		1,012,000	21,616,320

Total Software			114,414,640

Technology Hardware, Storage & Peripherals - 0.9%
Seagate Technology PLC		542,000	17,360,260

TOTAL INFORMATION TECHNOLOGY			313,997,140

MATERIALS - 4.2%
Chemicals - 0.8%
Methanex Corp.		600,000	16,812,000

Containers & Packaging - 3.4%
Berry Plastics Group Inc.		831,000	34,071,000	*
Crown Holdings Inc.		606,000	32,099,820	*

Total Containers & Packaging			66,170,820

TOTAL MATERIALS			82,982,820

UTILITIES - 3.7%
Electric Utilities - 3.7%
Eversource Energy		615,000	35,971,350
Portland General Electric Co.		860,000	37,556,200

TOTAL UTILITIES			73,527,550

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,489,125,018)			1,881,769,280

	RATE
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $54,813,136)	0.460%	54,813,136	54,813,136

TOTAL INVESTMENTS - 98.5% (Cost - $1,543,938,154#)			1,936,582,416
Other Assets in Excess of Liabilities - 1.5%			29,233,809

TOTAL NET ASSETS - 100.0%			$1,965,816,225

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (formerly ClearBridge Mid Cap Core Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,881,769,280	—	—	$1,881,769,280
Short-Term Investments†	54,813,136	—	—	54,813,136

Total Investments	$1,936,582,416	—	—	$1,936,582,416

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$425,694,156
Gross unrealized depreciation	(33,049,894)

Net unrealized appreciation	$392,644,262

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016